Commitments and Contingencies (Certain Matters Resolved And Purchase Commitments) (Details) CAD in Millions, $ in Millions			1 Months Ended			12 Months Ended				24 Months Ended
	Feb. 12, 2016 USD ($)	Jun. 30, 2014 CAD	Jul. 31, 2016 USD ($)	Oct. 31, 2014 Patents	Jun. 30, 2010 Patents	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2006 Patents	Dec. 31, 2012 CAD	Dec. 31, 2009 Actions
Loss Contingencies [Line Items]
Long-term purchase commitment, amount						$ 4,700.0
Sutent [Member] | Pfizer Versus Mylan Pharmaceuticals Inc. [Member] | Patent Infringement [Member]
Loss Contingencies [Line Items]
Number of patents allegedly infringed upon | Patents					3
Number of patents infringed upon | Patents				2
Protonix / Pantoprazole [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)							$ (784.6)
Protonix / Pantoprazole [Member] | U.S. Department of Justice Versus Pfizer [Member] | Product Pricing [Member]
Loss Contingencies [Line Items]
Number of actions | Actions											2
Litigation settlement income (loss)	$ (784.6)
Effexor [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss)								$ (56.0)
Effexor [Member] | Teva Canada Limited Versus Pfizer Canada Inc. [Member] | Pending Litigation [Member] | Patent Infringement [Member]
Loss Contingencies [Line Items]
Litigation settlement income (loss) | CAD										CAD (52.5)
Number of patents allegedly infringed | Patents									1
Damages awarded | CAD		CAD 125.0
Celebrex and Bextra [Member] | Pending Litigation [Member] | Product Safety Misrepresentation [Member]
Loss Contingencies [Line Items]
Litigation settlement, amount			$ 486.0			$ 486.0